CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Total revenues	$ 119,413	$ 105,544
Cost of revenues:
Total cost of revenues	37,082	35,567
Gross profit	82,331	69,977
Operating expenses:
Research and development, net	24,772	22,806
Selling and marketing	29,679	25,586
General and administrative	7,625	6,578
Total operating expenses	62,076	54,970
Operating income	20,255	15,007
Financial income, net	996	454
Income before taxes on income	21,251	15,461
Taxes on income	(3,018)	(3,558)
Net income	$ 18,233	$ 11,903
Earnings per share:
Basic	$ 0.55	$ 0.40
Diluted	$ 0.53	$ 0.38
Weighted average number of shares used in computations of earnings per share:
Basic	32,875,540	30,090,082
Diluted	34,085,877	31,627,192
Product [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 74,813	$ 70,701
Cost of revenues:
Cost of Goods and Services Sold	26,970	27,793
Service [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	44,600	34,843
Cost of revenues:
Cost of Goods and Services Sold	$ 10,112	$ 7,774